Note 13 - Industry Segment Data - Segment Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2021
Net sales	$ 285,234,752	$ 126,102,533	$ 126,102,533
Operating profit (loss)	28,264,592		15,725,395
Interest expense	(255,320)	(24,619)	(24,619)
Other income (loss), net	(9,934,034)	(503,422)	(503,422)
TOTAL EARNINGS BEFORE INCOME TAXES	18,330,558	15,221,973	15,221,973
Identifiable assets	159,275,070	95,008,809	95,008,809
Depreciation	1,320,434	1,012,917
Capital expenditures	8,064,599	4,609,617
Coil [Member]
Net sales	230,438,149	95,264,555
Tubular [Member]
Net sales	54,796,603	30,837,978
Operating Segments [Member]
Operating profit (loss)	34,214,365	19,390,112
Identifiable assets	139,249,061	74,553,721	74,553,721
Operating Segments [Member] | Coil [Member]
Net sales	230,438,149	95,264,555
Operating profit (loss)	31,790,710	16,466,713
Identifiable assets	115,232,245	56,670,109	56,670,109
Depreciation	974,119	653,708
Capital expenditures	8,005,370	4,505,589
Operating Segments [Member] | Tubular [Member]
Net sales	54,796,603	30,837,978
Operating profit (loss)	2,423,655	2,923,399
Identifiable assets	24,016,816	17,883,612	17,883,612
Depreciation	330,652	346,135
Capital expenditures	20,709	78,061
Corporate, Non-Segment [Member]
General corporate expenses	(5,694,453)	(3,640,098)
Identifiable assets	20,026,009	20,455,088	$ 20,455,088
Depreciation	15,663	13,074
Capital expenditures	$ 38,520	$ 25,967